Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Operating activities:
Net loss	$ (11,033)	$ (948)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation expense	3	2
Amortization of debt discounts and issuance costs	2,104	45
Stock-based compensation expense	352	0
Change in fair value of warrant liability	18	0
Amortization of right-of-use assets	39	35
Change in operating assets and liabilities:
Prepaid expenses and other current assets	(836)	(7)
Accounts payable	4,860	77
Accrued expenses	1,106	590
Operating lease liabilities	(43)	(35)
Cash used in operating activities	(3,430)	(241)
Investing activities:
Purchase of property and equipment	(8)	0
Cash used in investing activities	(8)	0
Financing activities:
Advances from employees	190	35
Repayment of advances from employees	(195)	(30)
Proceeds from issuance of non-convertible promissory note	0	125
Proceeds from issuance of convertible promissory note	0	125
Proceeds from issuance of common stock	1,250	0
Proceeds from issuance of bridge promissory note	12,250	0
Proceeds from warrant exercise	12	0
Net liabilities assumed in connection with reverse recapitalization	(2,939)	0
Payment of reverse recapitalization costs	(2,984)	0
Payment of deferred stock issuance costs	(517)	0
Payment of debt issuance costs	(150)	0
Cash provided by financing activities	6,917	255
Net increase in cash and cash equivalents	3,479	14
Cash and cash equivalents at beginning of period	9	90
Cash and cash equivalents at end of period	3,488	104
Non-cash investing and financing activities:
Issuance of stock for repayment of bridge promissory note	3,333	0
Recognition of debt discount and additional paid-in-capital for issuance of warrants in connection with the issuance of promissory notes	532	90
Issuance of stock for payment of reverse recapitalization costs	1,875	0
Issuance of warrants for payment of stock issuance costs	18	0
Merger costs included in accounts payable	$ 72	$ 0